Unit-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of unit option activity
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (000’s)
Outstanding as of December 31, 2021	3,043,000	$1.00	6.4	(791,180)
Granted	550,000	4.81	9.9	—
Exercised	(5,500)	1.00	8.7	—
Forfeited/Cancelled	(234,500)	1.00	8.7	—
Balance as of December 31, 2022	3,353,000	$1.63	8.90	$10,643,900
Exercisable as of December 31, 2022	1,195,550	$1.00	8.71	$4,543,090

Schedule of weighted-average grant-date fair value
Weighted- Average Grant Date Fair Value
Non-vested as of December 31, 2021	$0.30
Granted	3.07
Vested	0.30
Forfeited	0.30
Non-vested as of December 31, 2022	$1.01

Schedule of weighted average fair value of black-scholes
	December 31,
	2022	2021
Expected unit price volatility	65 – 70%	45.0%
Risk-free interest rate	2.9 – 3.6%	0.1%
Expected annual dividend yield	—%	—%
Expected term (years)	6.50	1.04